Average Annual Total Returns - Retail Class - Transamerica High Yield Muni	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	0.10%	3.68%	6.13%	Jul. 31, 2013	(1.47%)	3.17%	5.50%	0.02%	3.15%	5.11%	1.83%	3.75%	6.00%	Jul. 31, 2013	3.42%	4.49%	6.76%	Jul. 31, 2013	4.89%	6.56%	6.30%